Interest Receivable	12 Months Ended
Jun. 30, 2014
Other Income And Expenses [Abstract]
Interest Receivable	Note 11 – Interest Receivable

	June 30,
	2014	2013
	(In Thousands)

Loans	$5,525	$4,632
Mortgage-backed securities	1,796	2,326
Debt securities	1,692	1,070

	$9,013	$8,028